Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
December 31, 2021

Dates Covered
Collections Period	12/01/21 - 12/31/21
Interest Accrual Period	12/15/21 - 01/17/22
30/360 Days	30
Actual/360 Days	34
Distribution Date	01/18/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/21	835,478,542.30	33,577
Yield Supplement Overcollateralization Amount 11/30/21	27,786,941.44	0
Receivables Balance 11/30/21	863,265,483.74	33,577
Principal Payments	33,404,514.35	688
Defaulted Receivables	563,584.88	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/21	26,323,498.72	0
Pool Balance at 12/31/21	802,973,885.79	32,868

Pool Statistics	$ Amount	# of Accounts
Pool Factor	75.19%
Prepayment ABS Speed	1.82%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,727,959.55	214
Past Due 61-90 days	1,589,150.11	66
Past Due 91-120 days	518,372.85	21
Past Due 121+ days	0.00	0
Total	7,835,482.51	301

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.94%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	304,348.52
Aggregate Net Losses/(Gains) - December 2021	259,236.36
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.36%
Prior Net Losses/(Gains) Ratio	0.25%
Second Prior Net Losses/(Gains) Ratio	0.13%
Third Prior Net Losses/(Gains) Ratio	0.44%
Four Month Average	0.30%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.10%

Overcollateralization Target Amount	9,234,199.69
Actual Overcollateralization	9,234,199.69
Weighted Average Contract Rate	3.99%
Weighted Average Contract Rate, Yield Adjusted	5.53%
Weighted Average Remaining Term	55.89

Flow of Funds	$ Amount
Collections	36,572,508.04
Investment Earnings on Cash Accounts	82.59
Servicing Fee	(719,387.90)
Transfer to Collection Account	-
Available Funds	35,853,202.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	236,611.84
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	6,936,653.27
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,960,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,234,199.69
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,440,916.93

Total Distributions of Available Funds	35,853,202.73

Servicing Fee	719,387.90
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 12/15/21	825,870,539.06
Principal Paid	32,130,852.96
Note Balance @ 01/18/22	793,739,686.10

Class A-1
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-2
Note Balance @ 12/15/21	313,260,539.06
Principal Paid	32,130,852.96
Note Balance @ 01/18/22	281,129,686.10
Note Factor @ 01/18/22	76.3752577%

Class A-3
Note Balance @ 12/15/21	368,080,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	368,080,000.00
Note Factor @ 01/18/22	100.0000000%

Class A-4
Note Balance @ 12/15/21	96,650,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	96,650,000.00
Note Factor @ 01/18/22	100.0000000%

Class B
Note Balance @ 12/15/21	31,920,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	31,920,000.00
Note Factor @ 01/18/22	100.0000000%

Class C
Note Balance @ 12/15/21	15,960,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	15,960,000.00
Note Factor @ 01/18/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	281,432.84
Total Principal Paid	32,130,852.96
Total Paid	32,412,285.80

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	52,210.09
Principal Paid	32,130,852.96
Total Paid to A-2 Holders	32,183,063.05

Class A-3
Coupon	0.42000%
Interest Paid	128,828.00
Principal Paid	0.00
Total Paid to A-3 Holders	128,828.00

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2652025
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.2778486
Total Distribution Amount	30.5430511

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1418406
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	87.2907522
Total A-2 Distribution Amount	87.4325928

A-3 Interest Distribution Amount	0.3500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3500000

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	215.89
Noteholders' Third Priority Principal Distributable Amount	496.72
Noteholders' Principal Distributable Amount	287.39

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/21	2,659,652.60
Investment Earnings	56.78
Investment Earnings Paid	(56.78)
Deposit/(Withdrawal)	-
Balance as of 01/18/22	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,721,722.49	$5,107,774.52	$4,194,671.15
Number of Extensions	194	169	139
Ratio of extensions to Beginning of Period Receivables Balance	0.66%	0.57%	0.45%